Going Concern	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Going Concern

3.       Going Concern

As of December 31, 2016, and thereafter, due to the significant decline in the market value of its vessels, following the prolonged weak charter market conditions, the Company was not in compliance with certain financial covenants, as well as with the minimum required security cover (“hull cover ratio”) under its then existing loan agreement with the Royal Bank of Scotland plc (or “RBS”). Due to these technical breaches of the covenants as of December 31, 2016, the Company had classified the long-term portion of its bank debt in current liabilities (Note 6), thus resulting in a reported working capital deficit of $106,988. Given the prolonged market downturn in the containerships segment and the continued depressed outlook on charter rates and vessels' market values, the Company had estimated that cash on hand and cash provided by operating activities could be insufficient to cover its liquidity needs that would become due within one year after the date that the financial statements were issued. The above conditions raised substantial doubts about the Company's ability to continue as a going concern.

On March 22, 2017, the Company announced an up to $150,000 securities offering through the sale of 3,000 newly-designated Series B-1 convertible preferred shares, preferred warrants to purchase 6,500 Series B-1 convertible preferred shares and preferred warrants to purchase 140,500 newly-designated Series B-2 convertible preferred shares. In 2017, the Company received $32,500 of gross proceeds from the sale of preferred shares and exercise of preferred warrants. Furthermore, on June 30, 2017, the Company repaid to RBS an amount of $85,000 as full and final settlement of its loan obligation and the loan agreement was terminated (Note 6). The repayment of the loan was partially funded with $10,000 from the Company's own cash, with $40,000 from a refinance of the Company's existing loan with Diana Shipping Inc. (or “DSI”) (Note 4) and with $35,000 from a new loan agreement with Addiewell LTD (or “Addiewell”), an unrelated party (Note 6).

The loans with Addiewell and DSI mature on December 31, 2018, and are classified as current in the accompanying consolidated balance sheets. Consequently, the Company reported at December 31, 2017 a working capital deficit of $73,215. Based on the current performance of the containerships market and the available cash on hand, the Company expects that cash on hand and cash from operating activities will not be sufficient to cover its liquidity needs that become due within one year after the date that the financial statements are issued. The above conditions raise substantial doubt about the Company's ability to continue as a going concern.

Since December 31, 2017, the Company further received $7,500 of gross proceeds from the sale of preferred shares and exercise of preferred warrants (Note 13) and 110,000 warrants remain currently outstanding. In addition, in October 2017, the Company, through its subsidiaries, contracted to sell the vessels “March” and “Great” for a gross purchase price of $11,000 for each vessel (Notes 5 and 13), with expected delivery to the new owners by the end of March 2018. The two vessels have been classified as held for sale in the accompanying consolidated balance sheets. Furthermore, in February 2018, the Company, through one of its subsidiaries, contracted to sell the vessel “New Jersey” to an unrelated party for demolition, which was delivered to the new owners on March 12, 2018 and the Company received the sale price of $9,379, net of commissions to the buyers. The proceeds were used by the Company to partially repay the existing indebtedness (Note 13). Finally, in February 2018, the Company, through its subsidiaries, also contracted to sell the vessels “Sagitta” and “Centaurus” to unrelated parties for a gross sale price of $12,300 for each vessel, with expected delivery to the new owners by the end of April 2018 (Note 13).The Company is also exploring several alternatives aiming to manage its working capital requirements, including potential sales of additional vessels, seeking for more favorable chartering opportunities or a combination thereof.

Management believes that the Company's plans to manage its working capital requirements will be successful, and as a result the consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.